Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	Principal	Interest	Maturity	As of December 31,
Type	amount	rates	date	2023	2024
	HK	(per annum)		HK$	HK$	US$
Term loan I	4,000,000	3.125% to 3.625%	May 19, 2028	2,881,581	2,268,207	292,005
Term loan II	1,000,000	3.125% to 3.625%	March 14, 2029	886,248	729,946	93,972
Term loan III	1,000,000	3.125% to 3.625%	December 27, 2029	1,000,000	847,710	109,133
				4,767,829	3,845,863	495,110